Group Information - Additional Information (Details) - Group - Beijing Kuke Music - Kuke International	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of profits before tax for payment of business support and consulting services fee	100.00%
Exclusive service agreement, prior written notice period for termination	1 month